Disclosure of fair value measurement of assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash	$ 1,555,088	$ 85,758
Level 1 [Member]
Statement [Line Items]
Cash	4,066,588	85,758
Level 2 [Member]
Statement [Line Items]
Cash	0	0
Level 3 [Member]
Statement [Line Items]
Cash	$ 0	$ 0